INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 3,129,410	$ 2,138,602	$ 1,804,852
Deferred Tax Assets, Gross	1,165,226	1,460,510
Deferred Tax Assets, Net of Valuation Allowance	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 929,020	$ 711,999